UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23582

Modern Capital Funds Trust
(Exact name of registrant as specified in charter)

119 Simmons St. Mt. Pleasant, South Carolina 29464
(Address of principal executive offices)  (Zip code)

Paracorp Inc.
2140 South Dupont Hwy, Camden, DE  19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end:  March 31

Date of reporting period: March 31, 2022

Item 1. REPORT TO STOCKHOLDERS.

(a)

Annual Report 2022
For the Initial Period from April 5, 2021
(Commencement of Operations) through March 31, 2022

Modern Capital Tactical
Opportunities Fund

Class A Shares: MCTOX
Class ADV Shares: MCTDX

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Modern Capital Tactical Opportunities Fund (the “Fund”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The Modern Capital Tactical Opportunities Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC, 27609. There is no affiliation between the Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Modern Capital Tactical Opportunities Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at https://www.ncfunds.com/fundpages/210 or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

For More Information on the Modern Capital Tactical Opportunities Fund:

See Our Web site @ moderncap.com
or
Call Our Shareholder Services Group at 800-773-3863.

(Unaudited)
Dear Shareholder:
Thank you for the opportunity to address you as we close out our very first year of fund operations on March 31, 2022.  The Fund commenced operations on April 5, 2021.
When we started Modern Capital Tactical Opportunities Fund, we were still in the thick of Covid restrictions and the vaccine had just become available to most Americans.  The new Administration had taken office just two months earlier, and the market had yet to digest the multiple policy changes that were either being implemented or on the horizon.  We looked to build a portfolio that was as nimble as possible to respond to a market subject to so many exogenous influences. As fundamental investors, we must be deliberate in our investment choices as there are not always a wealth of value opportunities.
We believe our investment philosophy proved to be sound as we provided investors with a 23.12% gross return from April 5, 2021 – March 31, 2022 for the Class A Shares.  During that same timeframe, the HFRI 500 Macro:  Multi Strategy Index, the index against which we are compared, showed a gross return of 7.55%.  The Class ADV Shares returned 12.54% for the period June 23, 2021 – March 31, 2022, its Commencement of Operations, and the HFRI 500 HFRI 500 Macro:  Multi Strategy Index returned 2.41% for the same time period.  Our performance, especially in the last quarter of the Fund’s initial year, is remarkable as we faced significant market head winds in the Information Technology, Communication Services and Consumer Discretionary sectors.
Since inception, we have been very patient with fixed income investments, because of the artificially low interest rate environment and anticipated higher rates in the future.  Throughout the year, we kept our participation in this area low, and when we were involved, we adjusted our holding periods accordingly.  Emerging market debt was one area in which we occasionally took a position as some countries tend to have a risk premium, and therefore higher rates than industrialized nations.  With the recent rate hike in the US, we are looking for an attractive entry point in fixed income closed-end funds where discounts have widened.
On the other hand, oil, natural gas, and pipeline stocks have been consistently represented in the portfolio; and with the prices of oil and natural gas trading at highs not seen in over a decade, the sector has performed well for the Fund.  Early on, we focused on the Organization of Petroleum Exporting Countries (“OPEC”) + production quotas, and as Covid restrictions lifted, we noticed that consumption was increasing while production was not.  This problem was exacerbated when Russia invaded Ukraine, resulting in the high energy prices we are experiencing today.
The financial and technology sectors have been a challenge.  In the early part of 2021, tech stocks had run up with high P/E ratios, which supported the indices, but these valuations were high compared to their historical norms.  As of the end of the first quarter 2022, both sectors are now trading well below their recent highs.   While we currently have limited investment in these areas, we continue to look for attractive opportunities in this space.
Finally, the average NAV in high-yield, preferred and equity closed-end funds is down approximately 25%.  This is another asset class we believe could offer a good opportunity later this year to take advantage of tax loss selling.
We were pleased to be able to pay a dividend in the last two quarters.  We endeavor to continue to offer these yields by exercising the same investing discipline throughout the coming year, taking advantage of the markets’ volatility and keeping the portfolio poised for quick repositioning when circumstances warrant.

Brad Atkins
President
(RCMOD0422002)

Modern Capital Tactical Opportunities Fund - Class A Shares

Performance Update (Unaudited)

For the period from April 5, 2021 (Commencement of Operations) through March 31, 2022

Comparison of the Change in Value of a $10,000 Investment
This graph assumes an initial investment of $10,000 ($9,500 after maximum sales load of 5.00%) at April 5, 2021 (Commencement of Operations). All dividends and distributions are reinvested. This graph depicts the performance of the Modern Capital Tactical Opportunities Fund - Class A Shares versus the Fund's benchmark index, the HFRI 500 Macro: Multi-Strategy Index. It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged.  The comparison is shown for illustrative purposes only.

Average Total Returns**

	For the Initial Period Ended	Six	Since
	March 31, 2022	Months	Inception*
	Modern Capital Tactical Opportunities Fund - Class A Shares	13.37%	23.12%
	Modern Capital Tactical Opportunities Fund - Class A Shares -
	with 5.00% sales load	8.56%	17.90%
	HFRI 500 Macro: Multi-Strategy Index	4.52%	7.55%

*	The Inception Date of the Class A Shares is April 5, 2021.
**	Not annualized

			(Continued)

Modern Capital Tactical Opportunities Fund - Class A Shares

Performance Update (Unaudited)

For the period from April 5, 2021 (Commencement of Operations) through March 31, 2022

Performance quoted in the previous graph represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.  The Advisor has entered into an Expense Limitation Agreement with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund’s total operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 0.90% of the average daily net assets of the Fund for the current fiscal year. The Expense Limitation Agreement remains in effect through March 31, 2023.  The Expense Limitation Agreement may be terminated by the Board of Trustees of the Trust at any time. Without the waiver, the expenses would be 3.29% per the Fund’s most recent prospectus dated March 8, 2021.  An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Modern Capital Tactical Opportunities Fund - Class ADV Shares

Performance Update (Unaudited)

For the period from June 23, 2021 (Commencement of Operations) through March 31, 2022

Comparison of the Change in Value of a $10,000 Investment

This graph assumes an initial investment of $10,000 at June 23, 2021 (Commencement of Operations). All dividends and distributions are reinvested. This graph depicts the performance of the Modern Capital Tactical Opportunities Fund - Class ADV Shares versus the Fund's benchmark index, the HFRI 500 Macro: Multi-Strategy Index. It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged.  The comparison is shown for illustrative purposes only.

Average Total Returns**

	For the Initial Period Ended	Six	Since
	March 31, 2022	Months	Inception*
	Modern Capital Tactical Opportunities Fund - Class ADV Shares	14.14%	12.54%
	HFRI 500 Macro: Multi-Strategy Index	4.52%	2.41%

*	The Inception Date of the Class ADV Shares is June 23, 2021.
**	Not annualized

			(Continued)

Modern Capital Tactical Opportunities Fund - Class ADV Shares

Performance Update (Unaudited)

For the period from June 23, 2021 (Commencement of Operations) through March 31, 2022

Performance quoted in the previous graph represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.  The Advisor has entered into an Expense Limitation Agreement with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund’s total operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 0.90% of the average daily net assets of the Fund for the current fiscal year. The Expense Limitation Agreement remains in effect through March 31, 2023.  The Expense Limitation Agreement may be terminated by the Board of Trustees of the Trust at any time. Without the waiver, the expenses would be 3.29% per the Fund’s most recent prospectus dated March 8, 2021.  An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Modern Capital Tactical Opportunities Fund

Schedule of Investments

As of March 31, 2022
		Shares	Value (Note 1)

CLOSED-END FUNDS - 59.80%
	Aberdeen Asia-Pacific Income Fund, Inc.	265,000	$895,700
	Barings Global Short Duration High Yield Fund	3,858	59,799
	BlackRock Credit Allocation Income Trust	23,952	300,837
	BlackRock Enhanced International Dividend Trust	35,771	205,683
	BNY Mellon High Yield Strategies Fund	77,045	214,185
	Credit Suisse High Yield Bond Fund	264,546	576,710
	First Trust Aberdeen Emerging Opportunity Fund	22,318	229,652
	GAMCO Global Income Trust	153,680	619,331
	Goldman Sachs MLP Energy and Renaissance Fund	37,130	448,530
	Highland Global Allocation Fund	80,605	793,959
	Highland Income Fund	57,800	690,132
	Kayne Anderson NextGen Energy & Infrastructure, Inc.	89,733	769,012
	LMP Capital and Income Fund, Inc.	19,693	287,912
*	Mexico Equity & Income Fund, Inc.	67,610	617,279
	Morgan Stanley Emerging Markets Debt Fund	28,734	223,551
	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	183,516	915,745
	Neuberger Berman MLP & Energy Income Fund	113,517	731,050
	NexPoint Diversified Real Estate Trust	49,783	787,567
	Permain Royalty Trust	96,802	242,973
	PGIM Global High Yield Fund	6,065	81,089
	PGIM High Yield Bond Fund, Inc.	419	6,000
	PIMCO Energy & Tactical Credit Opportunities Fund	13,301	197,254
	Seven Hills Realty Trust	67,944	756,217
	Virtus AllianzGI Convertible & Income Fund II	100,467	435,022

	Total Closed-End Funds (Cost $10,690,851)		11,085,189

COMMON STOCKS - 10.16%
Consumer Discretionary - 0.99%
*µ	Despegar.com Corp.	15,000	183,000
			183,000
Energy - 4.82%
µ	Petroleo Brasileiro SA	20,000	296,000
	Sabine Royalty Trust	8,391	484,580
	TC Energy Corp.	2,000	112,840
			893,420
Financials - 4.36%
*µ	Banco BBVA Argentina SA	32,466	115,254
µ	Banco Macro SA	14,704	254,379
*µ	Grupo Financiero Galicia	17,000	183,600
µ	Grupo Supervielle SA	125,902	254,322
			807,555

	Total Common Stocks (Cost $1,680,323)		1,883,975

			(Continued)

Modern Capital Tactical Opportunities Fund

Schedule of Investments - Continued

As of March 31, 2022
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCT - 1.59%
	Real Estate - 1.59%
	iShares Mortgage Real Estate ETF	9,038	$295,271

	Total Exchange-Traded Product (Cost $293,639)		295,271

MASTER LIMITED PARTNERSHIP - 1.95%
	Energy - 1.95%
	Black Stone Minerals LP	26,875	361,737

	Total Master Limited Partnership (Cost $318,198)		361,737

GRANTOR TRUSTS - 11.50%
	Energy - 11.50%
	BP Prudhoe Bay Royalty Trust	995	14,089
	Kimbell Royalty Partners LP	5,000	81,300
	MV Oil Trust	67,131	790,468
	Permian Basin Royalty Trust	34,815	435,536
	San Juan Royalty Trust	92,500	811,225

	Total Grantor Trusts (Cost $1,804,912)		2,132,618

SHORT-TERM INVESTMENT - 12.18%
	Federated Hermes Government Obligations Fund, 0.03% §	2,257,315	2,257,315

	Total Short-Term Investment (Cost $2,257,315)		2,257,315

Total Value of Investments (Cost $17,045,238) - 97.18%			$18,016,105

Other Assets Less Liabilities - 2.82%			522,339

	Net Assets - 100%		$18,538,444

*	Non-income producing investment
µ	American Depositary Receipt
§	Represents 7 day effective yield

The following acronyms or abbreviations are used in this Schedule:
	MLP - Master Limited Partnership
	LP - Limited Partnership

			(Continued)

Modern Capital Tactical Opportunities Fund

Schedule of Investments - Continued

As of March 31, 2022

Summary of Investments by
Type and Sector	% of Net
	Assets	Value
Closed-End Funds	59.80%	$11,085,189
Common Stocks:
Consumer Discretionary	0.99%	183,000
Energy	4.82%	893,420
Financials	4.36%	807,555
Exchange-Traded Product:
Real Estate	1.59%	295,271
Master Limited Partnership:
Energy	1.95%	361,737
Grantor Trusts:
Energy	11.50%	2,132,618
Short-Term Investment	12.18%	2,257,315
Other Assets Less Liabilities	2.82%	522,339
Total Net Assets	100.00%	$18,538,444

See Notes to Financial Statements

Modern Capital Tactical Opportunities Fund

Statement of Assets and Liabilities

As of March 31, 2022

Assets:
Investments, at value (cost $17,045,238)	$18,016,105
Receivables:
Investments sold	1,865,078
Dividends and interest	97,605
From Advisor	54,708
Prepaid expenses:
Registration and filing expenses	19,412

Total assets	20,052,908

Liabilities:
Payables:
Investments purchased	925,027
Fund shares purchased	105
Accrued expenses:
Tax expenses (note 1)	515,223
Professional fees	54,460
Shareholder fulfillment expenses	7,613
Distribution and service fees - Class A and ADV Class Shares	3,554
Compliance services fees	3,000
Custody fees	2,257
Trustee fees and meeting expenses	938
Security pricing fees	532
Administration fees	627
Miscellaneous reporting expenses	626
Insurance fees	502

Total liabilities	1,514,464

Net Assets	$18,538,444

Net Assets Consist of:
Paid in Interest	$17,432,303
Distributable Earnings	1,106,141

Total Net Assets	$18,538,444

Class A Shares outstanding, no par value (unlimited authorized shares) (a)	199,861
Net Assets	$2,356,332
Net Asset Value and Redemption Price Per Share*	$11.79
Maximum Offering Price Per Share ($11.79 ÷ 95.00%)(c)	$12.41

Class ADV Shares outstanding, no par value (unlimited authorized shares) (b)	1,510,032
Net Assets	$16,182,112
Net Asset Value, Offering Price, and Redemption Price Per Share*	$10.72

(a)	The Class A Shares commenced operations on April 5, 2021 (Commencement of Operations).
(b)	The Class ADV Shares commenced operations on June 23, 2021 (Commencement of Operations).
(c) The Class A Shares charge a 5.00% maximum sales load on all initial purchases.

* Includes adjustments in accordance with accounting principles generally accepted in the United States, and, consequently, the net asset values for financial reporting purposes may differ from the net asset values from shareholder transactions.

See Notes to Financial Statements

Modern Capital Tactical Opportunities Fund

Statement of Operations

For the initial period from April 5, 2021 (Commencement of Operations through March 31, 2022

Investment Income:
Dividends	$495,045

Total Investment Income	495,045

Expenses:
Tax expenses (note 1)	515,223
Organizational costs (note 2)	60,243
Professional fees	59,630
Advisory fees (note 2)	43,749
Compliance services fees (note 2)	36,000
Fund accounting fees (note 2)	33,707
Offering costs (note 2)	32,445
Administration fees (note 2)	31,502
Transfer agent fees (note 2)	26,700
Shareholder fulfillment expenses (note 2)	25,894
Registration and filing expenses	21,167
Trustee fees and meeting expenses (note 3)	20,938
Custody fees (note 2)	17,633
Distribution and service fees - Class ADV Shares (note 4)	15,556
Miscellaneous reporting expenses (note 2)	7,501
Securities pricing fees	4,490
Insurance fees	3,788
Distribution and service fees - Class A Shares (note 4)	2,673

Total Expenses	958,839

Advisory fees waived (note 2)	(43,749)
Expenses reimbursed by advisor (note 2)	(334,606)

Net Expenses	580,484

Net Investment Loss	(85,439)

Realized and Unrealized Gain on Investments

Net realized gain from investment transactions	852,224
Long-term capital gain distributions from underlying funds	97,027
Total realized gains	949,251

Change in unrealized appreciation on investments	970,867

Realized and Unrealized Gain on Investments	1,920,118

Net Increase in Net Assets Resulting from Operations	$1,834,679

See Notes to Financial Statements

Modern Capital Tactical Opportunities Fund

Statement of Changes in Net Assets

For the initial period from April 5, 2021 (Commencement of Operations) through March 31, 2022

Operations:
Net Investment Loss		$(85,439)
Net realized gain from investment transactions		852,224
Long-term capital gain distributions from underlying funds		97,027
Change in unrealized appreciation on investments		970,867

Net Increase in Net Assets Resulting from Operations		1,834,679

Distributions to Shareholders:
Class A Shares		(74,702)
Class ADV Shares		(653,836)

Decrease in Net Assets Resulting from Distributions		(728,538)

Beneficial Interest Transactions:
Shares sold		19,482,039
Shares reinvested		725,325
Shares repurchased		(2,775,061)

Increase in Net Assets from Beneficial Interest Transactions		17,432,303

Net Increase in Net Assets		18,538,444

Net Assets:
Beginning of Period		-
End of Period		$18,538,444

Share Information:	Shares	Amount
Class A Shares (a)
Shares sold	194,633	$2,143,961
Shares reinvested	6,153	71,489
Shares repurchased	(925)	(10,218)
Net Increase in Shares of Beneficial Interest	199,861	$2,205,232

Class ADV Shares (b)
Shares sold	1,704,609	$17,338,078
Shares reinvested	62,660	653,836
Shares repurchased	(257,237)	(2,764,843)
Net Increase in Shares of Beneficial Interest	1,510,032	$15,227,071

(a)	The Class A Shares commenced operations on April 5, 2021 (Commencement of Operations).
(b)	The Class ADV Shares commenced operations on June 23, 2021 (Commencement of Operations).

See Notes to Financial Statements

Modern Capital Tactical Opportunities Fund

Financial Highlights

For a share outstanding during the initial period from April 5, 2021
(Commencement of Operations) through March 31, 2022	Class A Shares

Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations
Net investment loss (e)	(0.13)
Net realized and unrealized gain on securities	2.42

Total from Investment Operations	2.29

Distributions from:
Capital Gains	(0.50)

Total from Distributions	(0.50)

Net Asset Value, End of Period	$11.79

Total Return (d)	23.12%	(b)

Net Assets, End of Period (in thousands)	$2,356

Ratios of:
Gross Expenses to Average Net Assets (c)(f)	13.12%	(a)
Net Expenses to Average Net Assets (c)(f)(g)	7.81%	(a)
Net Investment Loss to Average Net Assets (f)	(1.16)%	(a)

Portfolio turnover rate	1,496.05%	(b)

(a) Annualized.
(b) Not annualized.
(c)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(d) Total return does not reflect sales charge, if any.
(e) Calculated using the average shares method.
(f)	Recognition of the Fund's net investment income is affected by the timing of dividend declarations of underlying funds. The expenses of the underlying funds are excluded from the Fund's expense ratio.
(g)	Net expenses include tax expenses as a result of Grantor Trust income (note 1).

	(Continued)

Modern Capital Tactical Opportunities Fund

Financial Highlights

For a share outstanding during the initial period from June 23, 2021
(Commencement of Operations) through March 31, 2022	Class ADV Shares

Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations
Net investment loss (d)	(0.09)
Net realized and unrealized gain on securities	1.32

Total from Investment Operations	1.23

Distributions from:
Capital Gains	(0.51)

Total from Distributions	(0.51)

Net Asset Value, End of Period	$10.72

Total Return	12.54%	(b)

Net Assets, End of Period (in thousands)	$16,182

Ratios of:
Gross Expenses to Average Net Assets (c)(e)	13.04%	(a)
Net Expenses to Average Net Assets (c)(e)(f)	7.95%	(a)
Net Investment Loss to Average Net Assets (e)	(1.17)%	(a)

Portfolio turnover rate	1,496.05%	(b)

(a) Annualized.
(b) Not annualized.
(c)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(d) Calculated using the average shares method.
(e)	Recognition of the Fund's net investment income is affected by the timing of dividend declarations of underlying funds. The expenses of the underlying funds are excluded from the Fund's expense ratio.
(f) Net expenses include tax expenses as a result of Grantor Trust income (note 1).

See Notes to Financial Statements

Modern Capital Tactical Opportunities Fund

Notes to Financial Statements

As of March 31, 2022

1.  Organization and Significant Accounting Policies

The Modern Capital Tactical Opportunities Fund (the “Fund”) is a series of the Modern Capital Funds Trust (the “Trust”).  The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.  The Fund is a separate, non-diversified series of the Trust.

The investment objective of the Fund is to seek to provide income and capital gains.  The Fund seeks to achieve its investment objective by tactically investing long or short primarily in domestic or foreign common stocks and debt instruments using its “tactical” investment strategy by investing in these asset classes directly or through publicly traded closed-end funds, exchange-traded funds (“ETFs”), and sponsored American Depositary Receipts (“ADRs”). The Fund seeks income from interest payments and dividends; and seeks capital gains through short-term trading strategies. The Fund may invest without restriction as to issuer capitalization, currency, or country. However, it focuses primarily on issuers in the $100 million to $10 billion range and generally limits emerging market exposure to 20% of portfolio assets.

The Fund currently has an unlimited number of authorized shares, which are divided into two classes – Class A Shares and Class ADV Shares.  Each class of shares has equal rights to assets of the Fund, and the classes are identical except for differences in sales loads.
The Class A Shares and Class ADV Shares are subject to distribution plan fees as described in Note 4.  The Fund’s Class A Shares are sold with an initial sales charge of 5.00%.  Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Both classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.
The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies,” and Financial Accounting Standards Update (“ASU”) 2013-08.

Investment Valuation
The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price.   Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available (e.g., (i) an exchange-traded portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s NAV calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. A security’s “fair value” price may differ from the price next available for that security using the Fund’s normal pricing procedures.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)
(Continued)

Modern Capital Tactical Opportunities Fund

Notes to Financial Statements

As of March 31, 2022

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of March 31, 2022 for the Fund’s assets measured at fair value:

Modern Capital Tactical Opportunities Fund
Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Closed-End Funds	$11,085,189	$11,085,189	$-	$-
Common Stocks *	1,883,975	1,883,975	-	-
Exchange-Traded Product*	295,271	295,271	-	-
Master Limited Partnership*	361,737	361,737	-	-
Grantor Trusts*	2,132,618	2,132,618	-	-
Short-Term Investment	2,257,315	2,257,315	-	-
Total	$18,016,105	$18,016,105	$-	$-

(a)	The Fund had no Level 3 holdings during the initial period ended March 31, 2022.
*Refer to Schedule of Investments for breakdown by Industry.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums using the effective interest method.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund is responsible for all expenses incurred specifically on its behalf as well as a portion of Trust level expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions
The Fund may declare and distribute dividends from net investment income (if any) quarterly. Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.
(Continued)

Modern Capital Tactical Opportunities Fund

Notes to Financial Statements

As of March 31, 2022

Federal Income Taxes
The Fund’s tax year end of February 28, 2022 differs from the book fiscal year end of March 31, 2022.

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

For the initial tax year ended February 28, 2022, the Fund did not meet the gross income test for qualification as a regulated investment company (“RIC”).  In order to continue to qualify as a RIC, the Fund elected to pay an excise tax in the amount of $515,223.  The Fund did not meet the gross income test due to their investment in certain Grantor Trusts that generated income that was not considered qualifying under the gross income test.

2.	Transactions with Related Parties and Service Providers

Advisor
The Fund pays a monthly fee to Modern Capital Management Co. (the “Advisor”) calculated at the annual rate of 0.60% of the Fund’s average daily net assets.

The Advisor has entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust in which the Advisor has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses, including the Advisor's management fee, any 12b-1 fees and organizational and offering expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; (vi) specialized pricing services and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Trust officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) in order to limit annual Fund operating expenses to 0.90%, and 0.90% for Class A shares, and Class ADV shares, respectively. These expense limitations will remain in effect until at least March 31, 2023. This agreement may be terminated by the Trust’s Board of Trustees upon written notice to the Advisor. The agreement may not be terminated by the Advisor without consent of the Board. The Advisor will be permitted to recover fees and expenses it has borne, within three years after the fees were waived or expenses reimbursed, only to the extent that the Fund’s expenses do not exceed the lesser of (1) the expense limit in effect at the time the Advisor waives or limits the fees and (2) the expense limit in effect at the time the Advisor recovers fees.

For the period April 5, 2021 (Commencement of Operations) through March 31, 2022, $43,749 in advisory fees were incurred by the Fund, all of which were waived by the Advisor, and $334,606 of expenses were reimbursed to the Fund by the Advisor.

Administrator
The Fund pays a monthly fee to The Nottingham Company (the “Administrator”) based upon the average daily net assets of the Fund and calculated at the annual rates shown in the schedule below subject to a minimum of $2,000 per month.  The Administrator also receives a fee as to procure and pay the Fund’s custodian, as additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses. The Administrator also receives a miscellaneous compensation fee for peer group, comparative analysis, and compliance support totaling $625 per month.  For the period April 5, 2021 (Commencement of Operations) through March 31, 2022, the Administrator received $7,501 in miscellaneous reporting expenses.

(Continued)

Modern Capital Tactical Opportunities Fund

Notes to Financial Statements

As of March 31, 2022

Fund Accounting and Administration Fee
Fund Accounting Fees Base Fee: $2,250 per month Class Fee: $500 per month (beyond first) Asset-Based Fee: 1 basis point (0.01%) per year
Administration Fees
Asset-Based Fee: $2,000 per month minimum Net-Assets Annual Fee: On the first $250 million …………………………………………………………………………………………....................................................................0.08%
           On assets above $250 million but below $500 million ……………………………………………………….....................................................................0.06%
           On assets over $500 million …………………………………………………………………………………….....................................................................0.04%
           On all assets over $1 billion …………………………………………………………………………………….....................................................................0.03%

Blue Sky Administration Fee (annual) $150 per state
Domestic Fee Schedule*
A. $1,200 annual basic account charge per fund
B. Market value based charges in aggregate:
Market Value	Fee
$0 to $100,000,000	1.00 basis point
$100,000,001 to $200,000,000 $200,000,001 +	0.75 basis point 0.50 basis point
Transaction charges: DTC/FBE and depository eligible = $3.50 Mutual Fund transactions = $5.50 Options/Physical transactions = $8.00
*Annual minimum domestic custody fee per account is $5,000.

The Fund incurred $31,502 in administration fees, $17,633 in custody fees, and $33,707 in fund accounting fees for the initial period from April 5, 2021 (Commencement of Operations) through March 31, 2022.

Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust’s Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Fund for their services pursuant to the Compliance Services agreement with the Fund.  The Fund incurred $36,000 in compliance fees for the initial period from April 5, 2021 (Commencement of Operations) through March 31, 2022.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent’s fee arrangements with the Fund.  The Fund incurred $26,700 in transfer agent fees for the initial period from April 5, 2021 (Commencement of Operations) through March 31, 2022.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  The Distributor receives $6,500 per year paid in monthly installments for services provided and expenses assumed.  This expense is included in the shareholder fulfillment expenses on the Statement of Operations.
(Continued)

Modern Capital Tactical Opportunities Fund

Notes to Financial Statements

As of March 31, 2022

Related Broker
The Fund executes utilizes brokerage services through an affiliate of the Advisor.  Western Equity Group, Inc. ("WEG"), a registered broker-dealer which is wholly owned by the Advisor, acts as the Fund’s fully disclosed clearing broker.  For the initial period ended March 31, 2022, the WEG received commissions from trading activities in the amount of $270,394 from the Fund, which represents 0.09% of the total principal amount of security purchases and sales transactions of $316,393,157.

Offering Costs
The organizational costs totaled $60,243, and the offering costs totaled $32,445.  Organizational costs were charged to expenses as incurred.  Offering costs incurred by the Fund were treated as deferred charges until the Fund commenced operations on April 5, 2021, and thereafter are amortized over a 12 month period using the straight line method.  These costs are included in the Expense Limitation Agreement and subject to recoupment up to three years after having been incurred.

3.   Trustees and Officers

The Trust is governed by the Board of Trustees, which is responsible for the management and supervision of the Fund. The Trustees meet periodically throughout the year to review contractual agreements with companies that furnish services to the Fund; review performance of the Advisor and the Fund; and oversee activities of the Fund.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Each Trustee who is not an “interested person” of the Trust or the Advisor within the meaning of the 1940 Act, as amended (the “Independent Trustees”) receives $2,500 per quarter from the Fund.  The Trust reimburses each Trustee and officer of the Trust for his or her travel and other expenses related to attendance of Board meetings.

Certain officers of the Trust may also be officers of the Administrator.

4.   Distribution and Service Fees

The Board of Trustees, including a majority of the Independent Trustees, adopted a distribution and service plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”) for the Class A Shares and Class ADV Shares. The 1940 Act regulates the manner in which a registered investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% per annum of the average daily net assets of the Class A Shares and Class ADV Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Class A Shares or Class ADV Shares or servicing of Class A and Class ADV shareholder accounts. The Distribution and Service Fees of the Class A Shares and Class ADV Shares for the Fund during the initial period ended March 31, 2022 were $2,673 and $15,556, respectively.

5.   Purchases and Sales of Investment Securities

For the initial period April 5, 2021 (Commencement of Operations) through March 31, 2022, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$117,337,154	$103,195,064

There were no long-term purchases or sales of U.S Government Obligations for the initial period ended March 31, 2022.

6.   Risks

Active Trading Risk. Active trading of portfolio securities (commonly known as day-trading strategies) may result in added expenses, a lower return and increased tax liability. Because the Advisor engages in high turnover trading strategies that seek to leverage short term price dislocations through the duration of a trade, the Fund will have high portfolio turnover rates, which at times may be in excess of 1,000% of capital over the course of a year. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.
(Continued)

Modern Capital Tactical Opportunities Fund

Notes to Financial Statements

As of March 31, 2022

Closed-End Fund Risk. Closed-end funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund resulting in duplicative fees and expenses. As such, your cost of investing will be higher than the cost of investing directly in a closed-end fund and may be higher than other mutual funds that invest directly in stocks and bonds. Closed-end funds are also subject to management risk because the adviser to the underlying closed-end fund may be unsuccessful in meeting the fund’s investment objective. These funds may also trade at a discount or premium to their net asset value and may trade at a larger discount or smaller premium subsequent to purchase by the Fund. Since closed-end funds trade on exchanges, the Fund will also incur brokerage expenses and commissions when it buys or sells closed-end fund shares.

Equity Securities Risk. The Fund may invest in equity securities including common stocks, which include the common stock of any class or series of domestic or foreign corporations or any similar equity interest, such as a trust or partnership interest. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests. These investments may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company’s capital structure.

ADR Risk. ADRs are receipts, issued by depository banks in the United States, for shares of a foreign-based company that entitle the holder to dividends and capital gains on the underlying security. ADRs may be sponsored or unsponsored. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. In addition to the risks of investing in foreign securities, there is no guarantee that an ADR issuer will continue to offer a particular ADR. As a result, the Fund may have difficulty selling the ADR or selling them quickly and efficiently at the prices at which they have been valued. The issuers of unsponsored ADRs are not obligated to disclose information that is considered material in the U.S. and voting rights with respect to the deposited securities are not passed through. ADRs may not track the prices of the underlying foreign securities on which they are based, and their values may change materially at times when U.S. markets are not open for trading.

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Cybersecurity. The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Emerging Market Risk. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

ETF Risk. When the Fund invests in an ETF, it will indirectly bear its proportionate share of any fees and expenses payable directly by the ETF. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the ETFs and the level of risk arising from the investment practices of the ETFs (such as the use of leverage by the funds). The Fund has no control over the investments and related risks taken by the ETFs in which it invests. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.
(Continued)

Modern Capital Tactical Opportunities Fund

Notes to Financial Statements

As of March 31, 2022

Foreign and Currency Exposure Risk. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.

Interest Rate Risk. Interest rate risk is the risk that debt prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Debt instruments with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates. As a result, for the present, interest rate risk may be heightened.

Limited History of Operations Risk. The Fund is a new mutual fund and, as of the date of this prospectus, has no history of operations. Therefore, the adviser does not have a track record managing this Fund that can be evaluated by investors.

Management Risk. The Advisor’s tactical strategy may not produce the desired results. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular asset classes, sectors or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

New Adviser Risk. The Advisor is newly registered and has not previously managed a mutual fund. Accordingly, investors in the Fund bear the risk that the Advisor’s inexperience may limit its effectiveness.

Non-Diversification Risk. Because a relatively high percentage of a non-diversified Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Security Market Risk. The value of the Fund may decrease in response to the activities and financial prospects of the securities markets generally, or an individual security in the Fund’s portfolio. Unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues, climate change and climate related events; and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen. An outbreak of infectious respiratory illness known as COVID-19, which is caused by a novel coronavirus (SARS-CoV-2), was first detected in China in December 2019 and subsequently spread globally. This coronavirus has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. The impact of COVID-19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

Short Selling Risk. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons.

Small and Medium (Mid) Capitalization Stock Risk. The earnings and prospects of small and mid-capitalization companies are more volatile than larger companies, they may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.
(Continued)

Modern Capital Tactical Opportunities Fund

Notes to Financial Statements

As of March 31, 2022

Stock Value Risk. Stocks involve the risk that they may never reach what the portfolio manager believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth or the manager misgauged that worth.

7.   Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management reviewed the Fund’s tax positions to be taken on federal income tax returns for the initial period ended February 28, 2022, and through the fiscal period end March 31, 2022, and determined that the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period, the Fund did not incur any interest or penalties in connection with uncertain tax positions.

The Fund paid $728,538 in short-term capital gain distributions, but the Fund paid no income and no long-term capital gain distributions during the initial fiscal period end from April 5, 2021 (Commencement of Operations) through March 31, 2022.

Although the Fund’s initial tax year end is February 28, 2022, the tax-basis cost of investments and components of distributable earnings have been adjusted through March 31, 2022 to account for the book fiscal period end.  They are listed below as follows:

Cost of Investments	$17,165,288

Unrealized Appreciation	912,635
Unrealized Depreciation	(61,818)
Net Unrealized Appreciation	$850,817

Undistributed Ordinary Income	126,925
Undistributed Capital Gains – Long-Term	128,399

Distributable Earnings	$1,106,141

8.  Beneficial Ownership

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of March 31, 2022, RBC Capital Markets, LLC held 88% of the Fund.  The Fund has no knowledge as to whether all or any portion of the shares of record owned by RBC Capital Markets, LLC are also owned beneficially.

9.   Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.
(Continued)

Modern Capital Tactical Opportunities Fund

Notes to Financial Statements

As of March 31, 2022

10.   Subsequent Events

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.

During the period following the fiscal period end, the Fund determined that it had not met the gross income test for qualification as a regulated investment company for the tax year ended February 28, 2022 due to their investment in certain Grantor Trusts that generated income that was not considered qualifying, so the Fund elected to pay an excise tax totaling $515,223.  This resulted in a reduction to the NAV of the Fund of approximately $0.30 per share.  Appropriate action is being taken to make the Fund and any shareholders who transacted during the period the error existed whole.

Management has concluded there are no additional matters, other than those noted above, requiring recognition or disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Modern Capital Funds Trust
and the Shareholders of Modern Capital Tactical Opportunities Fund

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Modern Capital Tactical Opportunities Fund, a series of shares of beneficial interest in Modern Capital Funds Trust (the “Fund”), including the schedule of investments, as of March 31, 2022, and the related statements of operations, changes in net assets and the financial highlights for the period from April 5, 2021 (commencement of operations) to March 31, 2022 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2022, and the results of its operations, the changes in its net assets and its financial highlights for the period from April 5, 2021 (commencement of operations) to March 31, 2022, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on the Fund's financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of March 31, 2022 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audit provides a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Modern Capital Funds Trust since 2021.

Philadelphia, Pennsylvania
June 8, 2022

Modern Capital Tactical Opportunities Fund

Additional Information (Unaudited)

As of March 31, 202

1.	Proxy Voting Policies and Voting Record

A copy of the Advisor’s Proxy and Corporate Action Voting Policies and Procedures is included as Appendix A to the Fund’s Statement of Additional Information and is available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov.  You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.	Tax Information

We are required to advise you within 60 days of the Fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund’s initial period from April 5, 2021 (Commencement of Operations) through March 31, 2022.

During the period from April 5, 2021 (Commencement of Operations) through March 31, 2022, the Fund paid $728,538 in short-term capital gains, but the Fund paid no income and no long-term capital gains distributions.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income. However, many retirement plans may need this information for their annual information meeting.

4.	Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the period from October 1, 2021 through March 31, 2022.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
(Continued)

Modern Capital Tactical Opportunities Fund

Additional Information (Unaudited)

As of March 31, 202

Class A Shares	Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,133.70	$4.79
	$1,000.00	$1,020.44	$4.53
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio of 0.90%, multiplied by 181/365 (to reflect the initial period).

Class ADV Shares	Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,141.40	$4.80
	$1,000.00	$1,020.44	$4.53
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio of 0.90%, multiplied by 181/365 (to reflect the initial period).

5.    Information about Trustees and Officers
The business and affairs of the Fund and the Trust are managed under the direction of the Board of Trustees of the Trust.  Information concerning the Trustees and officers of the Trust and Fund is set forth below.  Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust’s organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust’s organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 800-773-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804.  The Independent Trustees received aggregate compensation of $20,000 during the fiscal year ended March 31, 2022 from the Fund for their services to the Fund and Trust.

Name, Address and Year of Birth	Position(s) held with Fund or Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
David Mendez (07/1964)	Independent Trustee	Since 2020	Industry Practice Expert, Techstars (2018-Present); Managing Partner, Good Growth Capital (2017-Present); Managing Partner, Capital A Partners (2013-Present)	1	None
Margaret (Peggy) McCaffrey (03/1963)	Independent Trustee	Since 2021	CPA/Partner, Cohen & Co. (1990-2021)	1	None
Interested Trustees
Bradley D. Atkins* (07/1974)	Chairman, Interested Trustee, and President	Since 2020	Chief Executive Officer, Modern Capital, Inc. (2020-Present); Chief Executive Officer, Rethink LLC (a Retail Financial Services Firm) (2005-Present)	1	The Liberty Partners Group of Companies, Modern Capital, Inc.
*Basis of Interestedness. Mr. Atkins is an “interested person” of the Trust and the Adviser because of his role as Chief Executive Officer of Modern Capital Management Co., the adviser to the Fund.

(Continued)

Modern Capital Tactical Opportunities Fund

Additional Information (Unaudited)

As of March 31, 202

Name and Date of Birth	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years
Officers
Kristof Wild (08/1986)	Treasurer, Principal Accounting Officer, and Principal Financial Officer	Since 2022
Chief Operating Officer, Modern Capital (2020-present); President, Board Member, Newpath Mutual Insurance company (2021-present); Corporate Finance Consultant, Beryll Swiss Family Advisory (2019-2020); Soldier, United States Army (2016-2019)

Douglas Tyre (07/1980)	Chief Compliance Officer	Since 2020	Compliance Director, Cipperman Compliance Services, LLC (2014-Present)
Tracie A. Coop (07/1976)	Secretary	Since 2020	General Counsel, The Nottingham Company since 2019; Vice President and Managing Counsel, State Street Bank and Trust Company from 2015 to 2019

Modern Capital Tactical Opportunities Fund
is a series of
Modern Capital Funds Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services	Modern Capital Management Co.
116 South Franklin Street	825 Lowcountry Boulevard
Post Office Drawer 4365	Mount Pleasant, South Carolina 29464
Rocky Mount, North Carolina 27803

Telephone:	Telephone:

800-773-3863	843-417-9950

World Wide Web @: ncfunds.com	World Wide Web @: moderncap.com

(b) Not applicable.

ITEM 2.	CODE OF ETHICS.
(a)
The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)	During the period covered by this report, there have been no substantive amendments to the provisions of the Code of Ethics.
(d)	During the period covered by this report, the registrant did not grant any waivers to the provisions of the Code of Ethics.
(f)(1)	A copy of the Code of Ethics is filed with this Form N-CSR as Exhibit 13(a)(1).
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
The registrant’s Board of Trustees has determined that there is at least one member who qualifies as an audit committee financial expert, as that term is defined under Item 3(b) of Form N-CSR, serving on its audit committee.
As of the date of this report, the registrant’s audit committee financial expert is Ms. Margaret McCaffrey.  Ms. McCaffrey is “independent” for purposes of Item 3 of Form N-CSR.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)
Audit Fees – Audit fees billed for the Modern Capital Tactical Opportunities Fund (the “Fund”), a series of the Trust are reflected in the table below.  These amounts represent aggregate fees billed for professional services rendered by the registrant’s independent accountant, BBD, LLP (“Accountant”), in connection with the annual audit of the registrant’s financial statements and for services that are normally provided by the Accountant in connection with the registrant’s statutory and regulatory filings for those fiscal years.

Fund	March 31, 2022
Modern Capital Tactical Opportunities Fund	$11,250

(b)
Audit-Related Fees – There were no additional fees billed in the fiscal year ended March 31, 2022, for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the registrant’s financial statements and that were not reported under paragraph (a) of this Item.

(c)
Tax Fees – The tax fees billed for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning are reflected in the table below. These services were for the completion of the registrant’s federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

Funds	March 31, 2022
Modern Capital Tactical Opportunities Fund	$2,500

(d)
All Other Fees – There were no other fees billed in each of the fiscal year ended March 31, 2022, for products and services provided by the Accountant, other than the services reported in paragraphs (a) through (c) of this item.

(e)(1)
The registrant’s Board of Trustees pre-approved the engagement of the Accountant at an audit committee meeting of the Board of Trustees called for such purpose; and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose.  The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

(2)	There were no services as described in each of paragraph (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)
Aggregate non-audit fees billed by the Accountant are reflected in the table below. There were no fees billed by the Accountant for non-audit services rendered to the Fund’s investment adviser, or any other entity controlling, controlled by, or under common control with the Fund’s investment adviser.

Funds	March 31, 2022
Modern Capital Tactical Opportunities Fund	$2,500

(h)	Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.
None.

Item 11.	CONTROLS AND PROCEDURES.
(a)
The President and Principal Executive Officer and the Treasurer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 13.	EXHIBITS.

(a)(1)	Code of Ethics required by Item 2 of Form N-CSR is filed herewith.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.
(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Modern Capital Funds Trust

/s/ Bradley D. Atkins
Date: June 6, 2022	Bradley D. Atkins President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Bradley D. Atkins
Date: June 6, 2022	Bradley D. Atkins President and Principal Executive Officer

/s/ Kristof Wild
Date: June 6, 2022	Kristof Wild Treasurer, Principal Accounting Officer, and Principal Financial Officer